Summary of Significant Accounting Policies - New Accounting Pronouncement (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in revenues		$ 12,131	$ 11,266	$ 10,291
Increase in management fees		1,851	1,616	1,292
Increase in trading services revenue		1,201	1,071	1,099
Increase in expenses		9,015	8,269	8,077
Increase in other expenses		1,176	929	963
Increase in transaction processing		985	838	$ 800
Investment securities available-for-sale		45,148	57,121
Debt securities, held-to-maturity		41,914	$ 40,458
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in revenues		319
Increase in management fees		190
Increase in trading services revenue		58
Increase in expenses		272
Increase in other expenses		183
Increase in transaction processing		106
Increase in all other expenses		30
Accounting Standards Update 2017-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment securities available-for-sale		1,200
Debt securities, held-to-maturity		(1,200)
Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Money market funds reclassified					$ 397
Available-for-sale equity securities reclassified					$ 46
Subsequent Event | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 900
Lease liabilities	1,100
Subsequent Event | Accounting Standards Update 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stranded tax effects reclassified	$ 84
Management fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in management fees		1,851
Foreign exchange trading services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in trading services revenue		1,201
Other Services | Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in other revenue lines		$ 71